Segments (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of operating segments [abstract]
Summary of Results by Segment	Results by segment
For the half year to

	Retail & Business Banking	Consumer Finance	Corporate & Commercial Banking	Corporate Centre	Total
30 June 2024	£m	£m	£m	£m	£m
Net interest income/(expense)	1,684	74	383	(37)	2,104
Non-interest income/(expense)	62	83	67	(21)	191
Total operating income/(expense)	1,746	157	450	(58)	2,295
Operating expenses before credit impairment charges, provisions and charges	(999)	(77)	(205)	2	(1,279)
Credit impairment charges	(49)	(8)	(3)	(1)	(61)
Provisions for other liabilities and charges	(98)	(15)	(18)	(11)	(142)
Total credit impairment charges, provisions and charges	(147)	(23)	(21)	(12)	(203)
Profit/(loss) before tax	600	57	224	(68)	813

Revenue/(expense) from external customers	1,686	360	264	(15)	2,295
Inter-segment revenue/(expense)	60	(203)	186	(43)	—
Total operating income/(expense)	1,746	157	450	(58)	2,295

Revenue from external customers includes the following fee and commission income:(1)
–Current account and debit card fees	212	—	26	—	238
–Insurance, protection and investments	25	—	—	—	25
–Credit cards	45	—	—	—	45
–Non-banking and other fees(2)	2	14	37	9	62
Total fee and commission income	284	14	63	9	370
Fee and commission expense	(221)	(4)	(6)	(11)	(242)
Net fee and commission income/(expense)	63	10	57	(2)	128

Customer loans	175,262	4,880	18,084	—	198,226
Customer deposits	150,982	—	25,372	4,794	181,148

30 June 2023	£m	£m	£m	£m	£m
Net interest income	1,865	79	405	12	2,361
Non-interest income/(expense)	88	100	67	(22)	233
Total operating income	1,953	179	472	(10)	2,594
Operating expenses before credit impairment charges, provisions and charges	(912)	(73)	(170)	(64)	(1,219)
Credit impairment charges	(55)	(14)	(36)	—	(105)
Provisions for other liabilities and charges	(106)	(3)	4	(43)	(148)
Total credit impairment charges, provisions and charges	(161)	(17)	(32)	(43)	(253)
Profit/(loss) before tax	880	89	270	(117)	1,122

Revenue from external customers	1,856	313	364	61	2,594
Inter-segment revenue/(expense)	97	(134)	108	(71)	—
Total operating income/(expense)	1,953	179	472	(10)	2,594

Revenue from external customers includes the following fee and commission income:(1)
–Current account and debit card fees	227	—	31	—	258
–Insurance, protection and investments	24	—	—	—	24
–Credit cards	49	—	—	—	49
–Non-banking and other fees(2)	1	12	53	4	70
Total fee and commission income	301	12	84	4	401
Fee and commission expense	(216)	(3)	(26)	(6)	(251)
Net fee/(expense) and commission income	85	9	58	(2)	150

31 December 2023
Customer loans	179,887	5,228	17,939	—	203,054
Customer deposits	158,329	—	24,066	5,050	187,445
(1)The disaggregation of fees and commission income as shown above is not included in reports provided to the chief operating decision maker but is provided to show the split by reportable segments.
(2)Non-banking and other fees include mortgages (except mortgage account fees), consumer finance, commitment commission, asset finance, invoice finance and trade finance.

Summary Of Relationship Between Customer Liabilities And Deposits	The table below shows the relationship between Customer assets and Loans and advances to customers as presented in the Condensed Consolidated Balance
Sheet. Customer assets exclude Joint ventures, as they carry low credit risk and therefore have an immaterial ECL, and Other items, mainly accrued interest that we have not yet charged to the customer's account and cash collateral. It also shows the relationship between customer liabilities (see above) and Deposits by customers as presented in the Condensed Consolidated Balance Sheet.

	Net carrying amount
	Assets		Liabilities
	30 June 2024	31 December 2023	30 June 2024	31 December 2023
	£m	£m	£m	£m
Customer balances (gross)	198,226	203,054	181,148	187,445
Loan loss allowance	(860)	(914)	—	—
Customer balances (net)	197,366	202,140	181,148	187,445
Intercompany balances	4,901	4,544	3,406	2,825
Accrued interest	434	739	1,002	830
Other items	342	12	(682)	(250)
Loans and advances to customers / Deposits by customers	203,043	207,435	184,874	190,850